CONSOLIDATED BALANCE SHEETS - USD ($)	Feb. 28, 2015	Aug. 31, 2014	Dec. 31, 2013
CURRENT ASSETS
Cash and cash equivalents	$ 48,479	$ 367,286	$ 125,859
Accounts receivable, net	492,660	1,039,065	1,001,773
Prepaid expenses and other current assets	91,077	305,691	64,865
Current assets to be disposed of	36,860	36,860	36,860
TOTAL CURRENT ASSETS	669,076	1,748,902	1,229,357
PROPERTY AND EQUIPMENT, net	165,723	211,525	66,598
OTHER ASSETS
Deposits and other assets	40,812	57,659	16,547
TOTAL OTHER ASSETS	40,812	57,659	16,547
TOTAL ASSETS	875,611	2,018,086	1,312,502
CURRENT LIABILITIES
Accounts payable	911,798	835,423	1,598,669
Accrued expenses	279,992	284,362	385,128
Accrued payroll and related expenses	592,574	411,280	612,305
Deferred revenue	323,810	1,102,500	177,981
Accrued interest	32,506	35,773	25,431
Due to shareholders / officer	182,223	155,476	184,016
Notes payable, net of discount of $353,873, $71,758 and 298,417 respectively	2,224,893	2,053,134	3,762,381
Line of credit	1,500,000	1,500,000
Derivative liability	578,257	118,363
Current liabilities to be disposed of	335,857	335,857	335,857
TOTAL CURRENT LIABILITIES	6,961,910	6,832,168	7,081,768
Notes payable, non-current	1,046,686	1,297,988
TOTAL LIABILITIES	$ 8,008,596	$ 8,130,156	$ 7,081,768
COMMITMENTS AND CONTINGENCIES
Stockholders' Equity (Deficit)
Common stock, $0.001 par value; 937,500,000 shares authorized and 75,000,000 at February 28,2015, and 38,536,450 and 25,051,591 shares issued and outstanding 39,786,450 and 38,536,450 shares issued and outstanding at February 28, 2015 and August 31 2014 respectively	$ 39,786	$ 38,536	$ 25,052
Additional paid-in capital	4,921,404	3,149,711	(20,552)
Accumulated deficit	(12,094,175)	(9,300,317)	(5,773,766)
TOTAL GREENWOOD HALL, INC. STOCKHOLDERS' EQUITY (DEFICIT)	$ (7,132,985)	(6,112,070)	(5,769,266)
Noncontrolling interest
TOTAL STOCKHOLDERS' EQUITY (DEFICIT)	$ (7,132,985)	(6,112,070)	(5,769,266)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 875,611	$ 2,018,086	$ 1,312,502